Stock Option Plans (Schedule of Fair Value Assumptions) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock-Based Compensation [Abstract]
Dividend yield	3.27%	3.30%	3.04%
Expected life	10 years	7 years	7 years
Expected volatility	25.37%	25.35%	27.18%
Risk-free interest rate	1.76%	1.39%	2.72%
Weighted average fair value of options granted	$ 5.61	$ 4.70	$ 6.12